UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22565

Center Coast Core MLP Fund I, LLC

(Exact name of registrant as specified in charter)

Center Coast Capital Advisors, LP

1600 Smith Street

Suite 3800

Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher

Center Coast Capital Advisors, LP

1600 Smith Street

Suite 3800

Houston, TX 77002

(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 759-1400

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Schedule of Investments - February 28, 2015 (Unaudited)

Number of Shares		Fair Value

	COMMON STOCK - 18.7%
	Diversified C Corp - 9.4%
14,964	Kinder Morgan, Inc.	$613,674
852	SemGroup Corp. - Class A	65,868
	Total Diversified C Corp	679,542

	General Partner C Corp - 9.3%
8,486	Plains GP Holdings LP - Class A	243,039
1,661	Targa Resources Corp.	165,402
5,247	Williams Cos., Inc.	257,313
	Total General Partner C Corp	665,754

	Total Common Stock
	(Cost $1,220,556)	$1,345,296

	MASTER LIMITED PARTNERSHIP SHARES - 81.7%
	Diversified - 31.3%
13,867	Enterprise Products Partners LP	$462,326
9,389	ONEOK Partners LP	392,366
10,256	Targa Resources Partners LP	449,418
5,497	Tesoro Logistics LP	315,638
12,257	Williams Partners LP	626,823
	Total Diversified	2,246,571

	Gas Gatherers & Processors - 11.1%
8,554	EnLink Midstream Partners LP	229,760
2,651	MarkWest Energy Partners LP	172,183
490	Summit Midstream Partners LP	17,674
5,388	Western Gas Partners LP	374,897
	Total Gas Gatherers & Processors	794,514

	Gas Transportation & Storage - 13.5%
2,740	Columbia Pipeline Partners LP [1]	75,870
1,009	Dominion Midstream Partners LP	41,369
2,835	EQT Midstream Partners LP	235,929
4,277	Spectra Energy Partners LP	228,135
1,710	Tallgrass Energy Partners LP	81,755
4,612	TC Pipelines LP	304,300
	Total Gas Transportation & Storage	967,358

	General Partner Partnership - 2.2%
2,555	Western Gas Equity Partners LP	159,790
	Total General Partner Partnership	159,790

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Schedule of Investments - February 28, 2015 (Unaudited) (Continued)

Number of Shares		Fair Value

	MASTER LIMITED PARTNERSHIP SHARES (continued)
	Large Cap Liquids Transportation & Storage - 18.5%
4,133	Buckeye Partners LP	$321,300
3,755	Magellan Midstream Partners LP	308,661
7,652	Plains All American Pipeline LP	381,758
7,317	Sunoco Logistics Partners LP	323,558
	Total Large Cap Liquids Transportation & Storage	1,335,277

	Other - 0.3%
723	Westlake Chemical Partners LP	19,297
	Total Other	19,297

	Small Cap Liquids Transportation & Storage - 4.8%
754	MPLX LP	61,979
2,086	Phillips 66 Partners LP	148,502
3,537	Shell Midstream Partners LP	138,155
	Total Small Cap Liquids Transportation & Storage	348,636

	Total Master Limited Partnership Shares
	(Cost $5,267,513)	$5,871,443

	Total Long-Term Investments - 100.4%	$7,216,739
	(Cost $6,488,069)

Principal
Amount		Fair Value
	Short-Term Investment - 2.1%
$150,580	UMB Money Market Fiduciary, 0.01% [2]	$150,580
	Total Short-Term Investment	150,580
	(Cost $150,580)

	Total Investments - 102.5%
	(Cost $6,638,649)	7,367,319
	Liabilities in excess of Other Assets - (-2.5)%	(181,640)
	Total Members' Equity - 100%	$7,185,679

LP - Limited Partnership

1 Non-income producing security.

2 The rate quoted is the annualized seven-day yield of the Fund at the period end.

* All investments are domiciled in the United States.

Fair Value Measurements and Disclosures, issued by the Financial Accounting Standards Board, defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs” which amends “Fair Value Measurement and Disclosures” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s assets carried at fair value:

Investments, at fair value	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Common Stock[1]	$1,345,296	$-	$-	$1,345,296
Master Limited Partnership Shares[1]	5,871,443	-	-	5,871,443
Short-Term Investment	150,580	-	-	150,580
Total Investments, at fair value	$7,367,319	$-	$-	$7,367,319

1 All Common Stock and Master Limited Partnership Shares held in the Fund are Level 1 securities. For a detailed break-out of Common Stock and Master Limited Partnership Shares by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 2 & 3 securities as of February 28, 2015.

There were no transfers between Levels during the period ended February 28, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Center Coast Core MLP Fund I, LLC

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President
(Principal Executive Officer)

Date	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President
(Principal Executive Officer)

Date	April 29, 2015

By (Signature and Title)*	/s/ William H. Bauch
William H. Bauch, Treasurer
(Principal Financial Officer)

Date	April 29, 2015

* Print the name and title of each signing officer under his or her signature.